Segment Information - Property, Plant & Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 2,647	$ 3,156
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	384	333
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	777	1,063
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	555	690
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	117	131
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	7	17
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	302	341
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	180	195
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 325	$ 386